UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013

[LOGO OF USAA]
    USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===========================================

       SEMIANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       JUNE 30, 2013

 ===========================================

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

--------------------------------------------------------------------------------

JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENTS                                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund closely tracked its benchmark, the broad-based S&P 500(R) Index (the Index), for the period ended June 30, 2013. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 13.65% and 13.70%, respectively, during the reporting period versus the Index which returned 13.82%. The Index is a group of large-company stocks that is not available for direct investment.

o   WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

    U.S. equities performed positively during the first half of the year, outperforming other major asset classes. At the start of the year, the late deal reached in congress to avoid the "fiscal cliff" sparked a rally in the U.S. markets and was accompanied by strong economic indicators which included strong earnings, housing data, and improvements in the labor market. Despite the positive economic data, the Federal Reserve continued with easy monetary policy and announced plans to continue its asset purchasing program until a 6.5% unemployment rate threshold is met. Additionally, the European environment was less volatile than in 2012. Cyprus proved to be a larger issue than many anticipated, but bailout terms agreed upon by the EU ultimately prevented another market meltdown. These terms forced the island nation to implement severe capital controls to avoid massive bank runs.

    Refer to pages 5 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

    Despite trouble in Cyprus, the U.S. markets continued to perform positively into the second quarter. U.S. gross domestic product growth was slower than expected, but it was accompanied by positive economic news regarding housing and consumer spending. In May, investors began to fear that the positive economic data would cause the Federal Reserve (the Fed) to begin tapering its asset purchase program, known as "quantitative easing" (QE3), by the end of the year, resulting in a rise in bond yields. In his June comments, Fed Chairman Ben Bernanke mentioned the possibility of tapering bond purchases by the end of this year. The news sparked a widespread selloff, but the market regained some of the losses after several Fed officials made comments suggesting that tapering of the asset purchase program may not come as soon as many have feared.

o   PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE PERIOD.

    All sectors showed positive performance in the first half of the year. Health Care was the top performing sector in the Index, returning 20.26%. The next best performing sector was Consumer Discretionary, which returned 19.79%. The worst performing sectors in the index were Materials, which returned 2.90%, Information Technology, which returned 6.35%, and Energy, which returned 9.77%.

o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2013?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

    Thank you for your investment in the Fund.

    INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES) (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                           6/30/13                  12/31/12
--------------------------------------------------------------------------------
Net Assets                             $2,299.3 Million         $2,116.2 Million
Net Asset Value Per Share                   $22.91                   $20.34

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13*
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013**        1 Year             5 Years            10 Years
         13.65%                 20.28%              6.76%               7.05%

--------------------------------------------------------------------------------
                      EXPENSE RATIOS AS OF 12/31/12***
--------------------------------------------------------------------------------
  Before Reimbursement     0.32%                After Reimbursement     0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Returns for the Member Shares exclude the account maintenance fee.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Member Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  MEMBER SHARES

                                S&P 500                     USAA S&P 500 INDEX
                                 INDEX                      FUND MEMBER SHARES
 6/30/2003                    $10,000.00                        $10,000.00
 7/31/2003                     10,176.31                         10,177.60
 8/31/2003                     10,374.78                         10,368.85
 9/30/2003                     10,264.60                         10,252.68
10/31/2003                     10,845.27                         10,835.61
11/30/2003                     10,940.69                         10,924.76
12/31/2003                     11,514.47                         11,492.04
 1/31/2004                     11,725.82                         11,698.48
 2/29/2004                     11,888.80                         11,856.75
 3/31/2004                     11,709.44                         11,677.35
 4/30/2004                     11,525.62                         11,491.01
 5/31/2004                     11,683.79                         11,642.84
 6/30/2004                     11,910.98                         11,866.00
 7/31/2004                     11,516.76                         11,471.39
 8/31/2004                     11,563.34                         11,512.92
 9/30/2004                     11,688.58                         11,632.95
10/31/2004                     11,867.15                         11,813.62
11/30/2004                     12,347.32                         12,286.17
12/31/2004                     12,767.48                         12,699.50
 1/31/2005                     12,456.27                         12,391.64
 2/28/2005                     12,718.41                         12,650.52
 3/31/2005                     12,493.19                         12,425.14
 4/30/2005                     12,256.25                         12,186.33
 5/31/2005                     12,646.22                         12,572.64
 6/30/2005                     12,664.17                         12,588.72
 7/31/2005                     13,135.14                         13,054.18
 8/31/2005                     13,015.29                         12,934.29
 9/30/2005                     13,120.71                         13,037.07
10/31/2005                     12,901.97                         12,817.54
11/30/2005                     13,389.95                         13,299.09
12/31/2005                     13,394.54                         13,304.99
 1/31/2006                     13,749.27                         13,653.63
 2/28/2006                     13,786.58                         13,689.20
 3/31/2006                     13,958.19                         13,858.41
 4/30/2006                     14,145.62                         14,037.00
 5/31/2006                     13,738.49                         13,636.96
 6/30/2006                     13,757.11                         13,652.60
 7/31/2006                     13,841.97                         13,731.51
 8/31/2006                     14,171.31                         14,054.36
 9/30/2006                     14,536.51                         14,415.41
10/31/2006                     15,010.20                         14,883.67
11/30/2006                     15,295.63                         15,164.63
12/31/2006                     15,510.19                         15,371.94
 1/31/2007                     15,744.76                         15,603.53
 2/28/2007                     15,436.81                         15,299.56
 3/31/2007                     15,609.47                         15,467.38
 4/30/2007                     16,300.90                         16,150.62
 5/31/2007                     16,869.72                         16,710.29
 6/30/2007                     16,589.46                         16,434.06
 7/31/2007                     16,075.10                         15,923.23
 8/31/2007                     16,316.07                         16,156.75
 9/30/2007                     16,926.27                         16,761.18
10/31/2007                     17,195.52                         17,025.02
11/30/2007                     16,476.63                         16,306.79
12/31/2007                     16,362.32                         16,189.92
 1/31/2008                     15,380.88                         15,217.64
 2/29/2008                     14,881.22                         14,724.14
 3/31/2008                     14,816.97                         14,652.57
 4/30/2008                     15,538.60                         15,370.40
 5/31/2008                     15,739.86                         15,562.81
 6/30/2008                     14,412.94                         14,249.31
 7/31/2008                     14,291.78                         14,130.32
 8/31/2008                     14,498.51                         14,331.12
 9/30/2008                     13,206.58                         13,047.24
10/31/2008                     10,988.56                         10,856.50
11/30/2008                     10,200.09                         10,071.42
12/31/2008                     10,308.62                         10,178.25
 1/31/2009                      9,439.74                          9,319.39
 2/28/2009                      8,434.62                          8,324.92
 3/31/2009                      9,173.45                          9,054.51
 4/30/2009                     10,051.43                          9,919.01
 5/31/2009                     10,613.64                         10,472.60
 6/30/2009                     10,634.69                         10,494.97
 7/31/2009                     11,439.07                         11,287.62
 8/31/2009                     11,852.07                         11,691.56
 9/30/2009                     12,294.34                         12,125.18
10/31/2009                     12,065.94                         11,895.54
11/30/2009                     12,789.70                         12,607.43
12/31/2009                     13,036.74                         12,852.85
 1/31/2010                     12,567.76                         12,391.34
 2/28/2010                     12,957.07                         12,768.24
 3/31/2010                     13,738.97                         13,541.79
 4/30/2010                     13,955.87                         13,750.25
 5/31/2010                     12,841.48                         12,646.21
 6/30/2010                     12,169.25                         11,980.98
 7/31/2010                     13,021.87                         12,818.49
 8/31/2010                     12,434.01                         12,236.89
 9/30/2010                     13,543.68                         13,325.23
10/31/2010                     14,059.00                         13,831.45
11/30/2010                     14,060.81                         13,831.45
12/31/2010                     15,000.51                         14,756.32
 1/31/2011                     15,356.04                         15,100.58
 2/28/2011                     15,882.13                         15,616.98
 3/31/2011                     15,888.45                         15,613.72
 4/30/2011                     16,358.99                         16,078.04
 5/31/2011                     16,173.81                         15,889.16
 6/30/2011                     15,904.21                         15,626.65
 7/31/2011                     15,580.80                         15,302.58
 8/31/2011                     14,734.42                         14,464.73
 9/30/2011                     13,698.61                         13,446.41
10/31/2011                     15,195.77                         14,915.75
11/30/2011                     15,162.19                         14,876.03
12/31/2011                     15,317.29                         15,025.19
 1/31/2012                     16,003.74                         15,695.45
 2/29/2012                     16,695.77                         16,373.70
 3/31/2012                     17,245.22                         16,905.23
 4/30/2012                     17,136.97                         16,800.98
 5/31/2012                     16,107.03                         15,782.50
 6/30/2012                     16,770.67                         16,433.43
 7/31/2012                     17,003.60                         16,659.10
 8/31/2012                     17,386.57                         17,029.84
 9/30/2012                     17,835.87                         17,469.06
10/31/2012                     17,506.54                         17,137.01
11/30/2012                     17,608.10                         17,234.19
12/31/2012                     17,768.59                         17,392.02
 1/31/2013                     18,688.91                         18,289.84
 2/28/2013                     18,942.61                         18,529.26
 3/31/2013                     19,653.02                         19,214.82
 4/30/2013                     20,031.67                         19,584.33
 5/31/2013                     20,500.25                         20,039.78
 6/30/2013                     20,224.95                         19,765.75

                                   [END CHART]

                     Data from 06/30/03 to 06/30/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES) (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                         6/30/13                    12/31/12
--------------------------------------------------------------------------------
Net Assets                          $1,471.0 Million            $1,173.6 Million
Net Asset Value Per Share                $22.92                      $20.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*         1 Year             5 Years            10 Years
         13.70%                 20.39%              6.90%              7.18%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12**
--------------------------------------------------------------------------------
   Before Reimbursement     0.27%            After Reimbursement     0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.15% of the Reward Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  REWARD SHARES

                                S&P 500                     USAA S&P 500 INDEX
                                 INDEX                      FUND REWARD SHARES
 6/30/2003                    $10,000.00                        $10,000.00
 7/31/2003                     10,176.31                         10,177.60
 8/31/2003                     10,374.78                         10,368.85
 9/30/2003                     10,264.60                         10,257.45
10/31/2003                     10,845.27                         10,840.65
11/30/2003                     10,940.69                         10,929.85
12/31/2003                     11,514.47                         11,502.35
 1/31/2004                     11,725.82                         11,708.98
 2/29/2004                     11,888.80                         11,874.29
 3/31/2004                     11,709.44                         11,692.60
 4/30/2004                     11,525.62                         11,506.02
 5/31/2004                     11,683.79                         11,658.05
 6/30/2004                     11,910.98                         11,888.48
 7/31/2004                     11,516.76                         11,493.12
 8/31/2004                     11,563.34                         11,534.74
 9/30/2004                     11,688.58                         11,659.65
10/31/2004                     11,867.15                         11,833.78
11/30/2004                     12,347.32                         12,314.37
12/31/2004                     12,767.48                         12,729.35
 1/31/2005                     12,456.27                         12,420.76
 2/28/2005                     12,718.41                         12,680.26
 3/31/2005                     12,493.19                         12,455.05
 4/30/2005                     12,256.25                         12,222.71
 5/31/2005                     12,646.22                         12,609.95
 6/30/2005                     12,664.17                         12,622.14
 7/31/2005                     13,135.14                         13,095.91
 8/31/2005                     13,015.29                         12,975.70
 9/30/2005                     13,120.71                         13,075.18
10/31/2005                     12,901.97                         12,855.01
11/30/2005                     13,389.95                         13,345.07
12/31/2005                     13,394.54                         13,347.38
 1/31/2006                     13,749.27                         13,697.12
 2/28/2006                     13,786.58                         13,732.81
 3/31/2006                     13,958.19                         13,905.75
 4/30/2006                     14,145.62                         14,092.11
 5/31/2006                     13,738.49                         13,683.54
 6/30/2006                     13,757.11                         13,703.07
 7/31/2006                     13,841.97                         13,789.48
 8/31/2006                     14,171.31                         14,113.52
 9/30/2006                     14,536.51                         14,479.36
10/31/2006                     15,010.20                         14,949.47
11/30/2006                     15,295.63                         15,231.53
12/31/2006                     15,510.19                         15,443.67
 1/31/2007                     15,744.76                         15,676.23
 2/28/2007                     15,436.81                         15,370.99
 3/31/2007                     15,609.47                         15,535.91
 4/30/2007                     16,300.90                         16,229.47
 5/31/2007                     16,869.72                         16,791.63
 6/30/2007                     16,589.46                         16,510.93
 7/31/2007                     16,075.10                         15,997.71
 8/31/2007                     16,316.07                         16,239.66
 9/30/2007                     16,926.27                         16,843.34
10/31/2007                     17,195.52                         17,108.47
11/30/2007                     16,476.63                         16,394.09
12/31/2007                     16,362.32                         16,281.03
 1/31/2008                     15,380.88                         15,303.73
 2/29/2008                     14,881.22                         14,800.26
 3/31/2008                     14,816.97                         14,739.31
 4/30/2008                     15,538.60                         15,453.58
 5/31/2008                     15,739.86                         15,654.47
 6/30/2008                     14,412.94                         14,339.17
 7/31/2008                     14,291.78                         14,212.01
 8/31/2008                     14,498.51                         14,421.45
 9/30/2008                     13,206.58                         13,135.63
10/31/2008                     10,988.56                         10,923.79
11/30/2008                     10,200.09                         10,141.37
12/31/2008                     10,308.62                         10,245.84
 1/31/2009                      9,439.74                          9,388.86
 2/28/2009                      8,434.62                          8,387.79
 3/31/2009                      9,173.45                          9,118.02
 4/30/2009                     10,051.43                          9,996.22
 5/31/2009                     10,613.64                         10,553.69
 6/30/2009                     10,634.69                         10,572.62
 7/31/2009                     11,439.07                         11,371.13
 8/31/2009                     11,852.07                         11,785.74
 9/30/2009                     12,294.34                         12,219.58
10/31/2009                     12,065.94                         11,995.86
11/30/2009                     12,789.70                         12,713.30
12/31/2009                     13,036.74                         12,958.15
 1/31/2010                     12,567.76                         12,492.86
 2/28/2010                     12,957.07                         12,880.60
 3/31/2010                     13,738.97                         13,657.62
 4/30/2010                     13,955.87                         13,867.86
 5/31/2010                     12,841.48                         12,762.16
 6/30/2010                     12,169.25                         12,088.62
 7/31/2010                     13,021.87                         12,941.48
 8/31/2010                     12,434.01                         12,354.65
 9/30/2010                     13,543.68                         13,457.97
10/31/2010                     14,059.00                         13,968.93
11/30/2010                     14,060.81                         13,968.93
12/31/2010                     15,000.51                         14,900.82
 1/31/2011                     15,356.04                         15,248.45
 2/28/2011                     15,882.13                         15,769.90
 3/31/2011                     15,888.45                         15,780.52
 4/30/2011                     16,358.99                         16,241.62
 5/31/2011                     16,173.81                         16,058.77
 6/30/2011                     15,904.21                         15,790.42
 7/31/2011                     15,580.80                         15,462.95
 8/31/2011                     14,734.42                         14,624.31
 9/30/2011                     13,698.61                         13,591.62
10/31/2011                     15,195.77                         15,076.82
11/30/2011                     15,162.19                         15,044.71
12/31/2011                     15,317.29                         15,192.14
 1/31/2012                     16,003.74                         15,877.93
 2/29/2012                     16,695.77                         16,555.64
 3/31/2012                     17,245.22                         17,105.14
 4/30/2012                     17,136.97                         16,991.60
 5/31/2012                     16,107.03                         15,969.67
 6/30/2012                     16,770.67                         16,623.96
 7/31/2012                     17,003.60                         16,852.24
 8/31/2012                     17,386.57                         17,227.28
 9/30/2012                     17,835.87                         17,676.01
10/31/2012                     17,506.54                         17,348.22
11/30/2012                     17,608.10                         17,446.55
12/31/2012                     17,768.59                         17,602.24
 1/31/2013                     18,688.91                         18,510.91
 2/28/2013                     18,942.61                         18,761.88
 3/31/2013                     19,653.02                         19,461.86
 4/30/2013                     20,031.67                         19,835.96
 5/31/2013                     20,500.25                         20,297.06
 6/30/2013                     20,224.95                         20,014.27

                                   [END CHART]

                     Data from 06/30/03 to 06/30/13.

                     See page 5 for benchmark definition.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o TOP 10 EQUITY HOLDINGS o
                                  AS OF 6/30/13
                                (% of Net Assets)

Exxon Mobil Corp. ......................................................... 2.8%
Apple, Inc. ............................................................... 2.5%
Microsoft Corp. ........................................................... 1.8%
Johnson & Johnson ......................................................... 1.7%
General Electric Co. ...................................................... 1.6%
Google, Inc. "A" .......................................................... 1.6%
Chevron Corp. ............................................................. 1.6%
Procter & Gamble Co. ...................................................... 1.4%
Berkshire Hathaway, Inc. "B". ............................................. 1.4%
Wells Fargo & Co........................................................... 1.4%

You will find a complete list of securities that the Fund owns on pages 9-29.

                       o SECTOR ALLOCATION* -- 6/30/2013 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     17.4%
FINANCIALS                                                                 16.3%
HEALTH CARE                                                                12.5%
CONSUMER DISCRETIONARY                                                     12.0%
ENERGY                                                                     10.3%
CONSUMER STAPLES                                                           10.3%
INDUSTRIALS                                                                10.0%
UTILITIES                                                                   3.3%
MATERIALS                                                                   3.2%
TELECOMMUNICATION SERVICES                                                  2.8%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA S&P 500 Index Fund

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (12.0%)
             ------------------------------
             ADVERTISING (0.2%)
   110,639   Interpublic Group of Companies, Inc.                           $    1,610
    67,182   Omnicom Group, Inc.                                                 4,223
                                                                            ----------
                                                                                 5,833
                                                                            ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    72,701   Coach, Inc.                                                         4,150
    13,576   Fossil Group, Inc.*                                                 1,403
    20,965   PVH Corp.                                                           2,622
    15,719   Ralph Lauren Corp.                                                  2,731
    22,632   VF Corp.                                                            4,369
                                                                            ----------
                                                                                15,275
                                                                            ----------
             APPAREL RETAIL (0.6%)
    20,778   Abercrombie & Fitch Co. "A"                                           940
    74,879   Gap, Inc.                                                           3,125
    61,854   L Brands, Inc.                                                      3,046
    57,054   Ross Stores, Inc.                                                   3,698
   185,944   TJX Companies, Inc.                                                 9,308
    28,446   Urban Outfitters, Inc.*                                             1,144
                                                                            ----------
                                                                                21,261
                                                                            ----------
             AUTO PARTS & EQUIPMENT (0.3%)
    30,108   BorgWarner, Inc.*                                                   2,594
    74,709   Delphi Automotive plc                                               3,787
   176,803   Johnson Controls, Inc.                                              6,328
                                                                            ----------
                                                                                12,709
                                                                            ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
 1,016,558   Ford Motor Co.                                                     15,726
   199,142   General Motors Co.*                                                 6,633
                                                                            ----------
                                                                                22,359
                                                                            ----------
             AUTOMOTIVE RETAIL (0.3%)
     9,477   AutoNation, Inc.*                                                     411
     9,338   AutoZone, Inc.*                                                     3,957
    58,268   CarMax, Inc.*                                                       2,690

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    28,710   O'Reilly Automotive, Inc.*                                     $    3,233
                                                                            ----------
                                                                                10,291
                                                                            ----------
             BROADCASTING (0.4%)
   147,431   CBS Corp. "B"                                                       7,205
    63,252   Discovery Communications, Inc. "A"*                                 4,884
    22,173   Scripps Networks Interactive "A"                                    1,480
                                                                            ----------
                                                                                13,569
                                                                            ----------
             CABLE & SATELLITE (1.2%)
    55,993   Cablevision Systems Corp. "A"                                         942
   680,498   Comcast Corp. "A"                                                  28,499
   144,327   DIRECTV*                                                            8,893
    75,194   Time Warner Cable, Inc.                                             8,458
                                                                            ----------
                                                                                46,792
                                                                            ----------
             CASINOS & GAMING (0.1%)
    67,511   International Game Technology                                       1,128
    20,745   Wynn Resorts Ltd.                                                   2,655
                                                                            ----------
                                                                                 3,783
                                                                            ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    69,738   Best Buy Co., Inc.                                                  1,906
    31,138   GameStop Corp. "A"                                                  1,309
                                                                            ----------
                                                                                 3,215
                                                                            ----------
             CONSUMER ELECTRONICS (0.0%)
    27,986   Garmin Ltd.                                                         1,012
    17,447   Harman International Industries, Inc.                                 946
                                                                            ----------
                                                                                 1,958
                                                                            ----------
             DEPARTMENT STORES (0.3%)
    36,760   J.C. Penney Co., Inc.*                                                628
    52,668   Kohl's Corp.                                                        2,660
    99,117   Macy's, Inc.                                                        4,758
    38,274   Nordstrom, Inc.                                                     2,294
                                                                            ----------
                                                                                10,340
                                                                            ----------
             DISTRIBUTORS (0.1%)
    39,922   Genuine Parts Co.                                                   3,117
                                                                            ----------
             FOOTWEAR (0.3%)
   186,714   NIKE, Inc. "B"                                                     11,890
                                                                            ----------
             GENERAL MERCHANDISE STORES (0.5%)
    77,966   Dollar General Corp.*                                               3,932
    57,614   Dollar Tree, Inc.*                                                  2,929
    24,873   Family Dollar Stores, Inc.                                          1,550

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   165,829   Target Corp.                                                   $   11,419
                                                                            ----------
                                                                                19,830
                                                                            ----------
             HOME FURNISHINGS (0.0%)
    36,569   Leggett & Platt, Inc.                                               1,137
                                                                            ----------
             HOME IMPROVEMENT RETAIL (1.1%)
   377,486   Home Depot, Inc.                                                   29,244
   277,127   Lowe's Companies, Inc.                                             11,334
                                                                            ----------
                                                                                40,578
                                                                            ----------
             HOMEBUILDING (0.1%)
    73,270   D.R. Horton, Inc.                                                   1,559
    42,269   Lennar Corp. "A"                                                    1,524
    89,570   Pulte Group, Inc.*                                                  1,699
                                                                            ----------
                                                                                 4,782
                                                                            ----------
             HOMEFURNISHING RETAIL (0.1%)
    56,489   Bed Bath & Beyond, Inc.*                                            4,005
                                                                            ----------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
   114,550   Carnival Corp.                                                      3,928
    61,918   Marriott International, Inc. "A"                                    2,500
    49,990   Starwood Hotels & Resorts Worldwide, Inc.                           3,159
    35,213   Wyndham Worldwide Corp.                                             2,015
                                                                            ----------
                                                                                11,602
                                                                            ----------
             HOUSEHOLD APPLIANCES (0.1%)
    20,484   Whirlpool Corp.                                                     2,342
                                                                            ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    75,003   Newell Rubbermaid, Inc.                                             1,969
                                                                            ----------
             INTERNET RETAIL (1.1%)
    94,127   Amazon.com, Inc.*                                                  26,138
    24,015   Expedia, Inc.                                                       1,444
    14,456   Netflix, Inc.*                                                      3,052
    13,313   Priceline.com, Inc.*                                               11,012
    28,884   TripAdvisor, Inc.*                                                  1,758
                                                                            ----------
                                                                                43,404
                                                                            ----------
             LEISURE PRODUCTS (0.1%)
    30,277   Hasbro, Inc.                                                        1,357
    88,997   Mattel, Inc.                                                        4,033
                                                                            ----------
                                                                                 5,390
                                                                            ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    57,576   Harley-Davidson, Inc.                                               3,156
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.8%)
   513,963   News Corp. "A"                                                 $   16,755
   241,005   Time Warner, Inc.                                                  13,935
   115,245   Viacom, Inc. "B"                                                    7,843
   465,467   Walt Disney Co.                                                    29,394
                                                                            ----------
                                                                                67,927
                                                                            ----------
             PUBLISHING (0.1%)
    59,647   Gannett Co., Inc.                                                   1,459
     1,136   Washington Post Co. "B"                                               549
                                                                            ----------
                                                                                 2,008
                                                                            ----------
             RESTAURANTS (1.4%)
     7,998   Chipotle Mexican Grill, Inc.*                                       2,914
    33,841   Darden Restaurants, Inc.                                            1,708
   259,117   McDonald's Corp.                                                   25,653
   193,148   Starbucks Corp.                                                    12,649
   116,512   Yum! Brands, Inc.                                                   8,079
                                                                            ----------
                                                                                51,003
                                                                            ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    70,447   H&R Block, Inc.                                                     1,955
                                                                            ----------
             SPECIALTY STORES (0.2%)
    26,694   PetSmart, Inc.                                                      1,788
   170,542   Staples, Inc.                                                       2,705
    31,230   Tiffany & Co.                                                       2,275
                                                                            ----------
                                                                                 6,768
                                                                            ----------
             TIRES & RUBBER (0.0%)
    63,115   Goodyear Tire & Rubber Co.*                                           965
                                                                            ----------
             Total Consumer Discretionary                                      451,213
                                                                            ----------
             CONSUMER STAPLES (10.3%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.2%)
   170,396   Archer-Daniels-Midland Co.                                          5,778
                                                                            ----------
             BREWERS (0.0%)
    41,017   Molson Coors Brewing Co. "B"                                        1,963
                                                                            ----------
             DISTILLERS & VINTNERS (0.2%)
    41,782   Beam, Inc.                                                          2,637
    38,953   Brown-Forman Corp. "B"                                              2,631
    39,891   Constellation Brands, Inc. "A"*                                     2,079
                                                                            ----------
                                                                                 7,347
                                                                            ----------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             DRUG RETAIL (0.7%)
   316,463   CVS Caremark Corp.                                             $   18,095
   223,227   Walgreen Co.                                                        9,867
                                                                            ----------
                                                                                27,962
                                                                            ----------
             FOOD DISTRIBUTORS (0.1%)
   153,430   Sysco Corp.                                                         5,241
                                                                            ----------
             FOOD RETAIL (0.3%)
   133,718   Kroger Co.                                                          4,619
    61,604   Safeway, Inc.                                                       1,457
    89,166   Whole Foods Market, Inc.                                            4,590
                                                                            ----------
                                                                                10,666
                                                                            ----------
             HOUSEHOLD PRODUCTS (2.1%)
    33,854   Clorox Co.                                                          2,815
   226,616   Colgate-Palmolive Co.                                              12,983
    99,388   Kimberly-Clark Corp.                                                9,654
   708,317   Procter & Gamble Co.(f)                                            54,533
                                                                            ----------
                                                                                79,985
                                                                            ----------
             HYPERMARKETS & SUPER CENTERS (1.2%)
   112,864   Costco Wholesale Corp.                                             12,479
   423,412   Wal-Mart Stores, Inc.(f)                                           31,540
                                                                            ----------
                                                                                44,019
                                                                            ----------
             PACKAGED FOODS & MEAT (1.5%)
    46,052   Campbell Soup Co.                                                   2,063
   108,102   ConAgra Foods, Inc.                                                 3,776
   166,067   General Mills, Inc.                                                 8,059
    38,940   Hershey Co.                                                         3,477
    35,142   Hormel Foods Corp.                                                  1,356
    27,909   J.M. Smucker Co.                                                    2,879
    65,320   Kellogg Co.                                                         4,195
   153,605   Kraft Foods Group, Inc. "A"                                         8,582
    34,104   McCormick & Co., Inc.                                               2,400
    52,251   Mead Johnson Nutrition Co.                                          4,140
   461,098   Mondelez International, Inc. Companies                             13,155
    74,239   Tyson Foods, Inc. "A"                                               1,906
                                                                            ----------
                                                                                55,988
                                                                            ----------
             PERSONAL PRODUCTS (0.2%)
   112,630   Avon Products, Inc.                                                 2,369
    62,312   Estee Lauder Companies, Inc. "A"                                    4,098
                                                                            ----------
                                                                                 6,467
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             SOFT DRINKS (2.1%)
   989,772   Coca-Cola Co.                                                  $   39,700
    66,418   Coca-Cola Enterprises, Inc.                                         2,335
    53,139   Dr Pepper Snapple Group, Inc.                                       2,441
    37,129   Monster Beverage Corp.*                                             2,256
   399,579   PepsiCo, Inc.                                                      32,682
                                                                            ----------
                                                                                79,414
                                                                            ----------
             TOBACCO (1.7%)
   518,085   Altria Group, Inc.                                                 18,128
    97,839   Lorillard, Inc.                                                     4,274
   422,630   Philip Morris International, Inc.                                  36,608
    82,672   Reynolds American, Inc.                                             3,999
                                                                            ----------
                                                                                63,009
                                                                            ----------
             Total Consumer Staples                                            387,839
                                                                            ----------
             ENERGY (10.3%)
             --------------
             COAL & CONSUMABLE FUELS (0.1%)
    59,802   CONSOL Energy, Inc.                                                 1,621
    69,779   Peabody Energy Corp.                                                1,021
                                                                            ----------
                                                                                 2,642
                                                                            ----------
             INTEGRATED OIL & GAS (5.0%)
   501,186   Chevron Corp.                                                      59,310
 1,148,989   Exxon Mobil Corp.(f)                                              103,811
    77,438   Hess Corp.                                                          5,149
    46,515   Murphy Oil Corp.                                                    2,832
   208,191   Occidental Petroleum Corp.                                         18,577
                                                                            ----------
                                                                               189,679
                                                                            ----------
             OIL & GAS DRILLING (0.3%)
    17,796   Diamond Offshore Drilling, Inc.                                     1,224
    60,308   Ensco plc "A"                                                       3,505
    27,527   Helmerich & Payne, Inc.                                             1,719
    76,248   Nabors Industries Ltd.                                              1,167
    66,027   Noble Corp.                                                         2,481
    32,240   Rowan Companies plc "A"*                                            1,099
                                                                            ----------
                                                                                11,195
                                                                            ----------
             OIL & GAS EQUIPMENT & SERVICES (1.4%)
   113,750   Baker Hughes, Inc.                                                  5,247
    63,868   Cameron International Corp.*                                        3,906
    61,290   FMC Technologies, Inc.*                                             3,413
   240,382   Halliburton Co.                                                    10,029
   110,695   National Oilwell Varco, Inc.                                        7,627

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   343,639   Schlumberger Ltd.                                              $   24,625
                                                                            ----------
                                                                                54,847
                                                                            ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   129,533   Anadarko Petroleum Corp.                                           11,131
   101,492   Apache Corp.                                                        8,508
    54,603   Cabot Oil & Gas Corp.                                               3,878
   132,998   Chesapeake Energy Corp.                                             2,711
   315,895   ConocoPhillips                                                     19,112
    96,266   Denbury Resources, Inc.*                                            1,667
    97,374   Devon Energy Corp.                                                  5,052
    70,414   EOG Resources, Inc.                                                 9,272
    38,972   EQT Corp.                                                           3,093
   183,728   Marathon Oil Corp.                                                  6,353
    34,544   Newfield Exploration Co.*                                             825
    92,568   Noble Energy, Inc.                                                  5,558
    35,290   Pioneer Natural Resources Co.                                       5,108
    47,024   QEP Resources, Inc.                                                 1,306
    42,381   Range Resources Corp.                                               3,277
    90,823   Southwestern Energy Co.*                                            3,318
    50,575   WPX Energy, Inc.*                                                     958
                                                                            ----------
                                                                                91,127
                                                                            ----------
             OIL & GAS REFINING & MARKETING (0.6%)
    83,900   Marathon Petroleum Corp.                                            5,962
   159,931   Phillips 66                                                         9,422
    35,423   Tesoro Corp.                                                        1,853
   140,898   Valero Energy Corp.                                                 4,899
                                                                            ----------
                                                                                22,136
                                                                            ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   163,535   Kinder Morgan, Inc.                                                 6,239
   172,561   Spectra Energy Corp.                                                5,947
   177,223   Williams Companies, Inc.                                            5,754
                                                                            ----------
                                                                                17,940
                                                                            ----------
             Total Energy                                                      389,566
                                                                            ----------
             FINANCIALS (16.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    52,309   Ameriprise Financial, Inc.                                          4,231
   300,617   Bank of New York Mellon Corp., Inc.                                 8,432
    32,257   BlackRock, Inc.                                                     8,285
    35,828   Franklin Resources, Inc.                                            4,873
   115,310   Invesco Ltd.                                                        3,667
    28,070   Legg Mason, Inc.                                                      871
    56,079   Northern Trust Corp.(c)                                             3,247

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   117,739   State Street Corp.                                             $    7,678
    67,300   T. Rowe Price Group, Inc.                                           4,923
                                                                            ----------
                                                                                46,207
                                                                            ----------
             CONSUMER FINANCE (1.0%)
   247,030   American Express Co.                                               18,468
   151,014   Capital One Financial Corp.                                         9,485
   126,672   Discover Financial Services                                         6,035
   114,825   SLM Corp.                                                           2,625
                                                                            ----------
                                                                                36,613
                                                                            ----------
             DIVERSIFIED BANKS (1.9%)
    48,466   Comerica, Inc.                                                      1,930
   478,026   U.S. Bancorp                                                       17,281
 1,272,977   Wells Fargo & Co.                                                  52,536
                                                                            ----------
                                                                                71,747
                                                                            ----------
             INSURANCE BROKERS (0.3%)
    79,521   Aon plc                                                             5,117
   142,596   Marsh & McLennan Companies, Inc.                                    5,693
                                                                            ----------
                                                                                10,810
                                                                            ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   284,082   Charles Schwab Corp.                                                6,031
    74,304   E*TRADE Financial Corp.*                                              940
   111,404   Goldman Sachs Group, Inc.                                          16,850
   354,677   Morgan Stanley                                                      8,665
                                                                            ----------
                                                                                32,486
                                                                            ----------
             LIFE & HEALTH INSURANCE (1.0%)
   120,061   AFLAC, Inc.                                                         6,978
    68,902   Lincoln National Corp.                                              2,513
   283,112   MetLife, Inc.                                                      12,955
    71,177   Principal Financial Group, Inc.                                     2,666
   120,499   Prudential Financial, Inc.                                          8,800
    23,797   Torchmark Corp.                                                     1,550
    69,646   Unum Group                                                          2,045
                                                                            ----------
                                                                                37,507
                                                                            ----------
             MULTI-LINE INSURANCE (0.7%)
    13,675   American International Group, Inc.*                                     -
   381,149   American International Group, Inc.*                                17,037
    19,514   Assurant, Inc.                                                        994
   128,217   Genworth Financial, Inc. "A"*                                       1,463
   117,920   Hartford Financial Services Group, Inc.                             3,646
    79,052   Loews Corp.                                                         3,510
                                                                            ----------
                                                                                26,650
                                                                            ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.0%)
    77,273   Leucadia National Corp.                                        $    2,026
                                                                            ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
 2,785,852   Bank of America Corp.(f)                                           35,826
   786,477   Citigroup, Inc.                                                    37,727
   976,955   JPMorgan Chase & Co.                                               51,574
                                                                            ----------
                                                                               125,127
                                                                            ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
    88,093   ACE Ltd.                                                            7,883
   121,303   Allstate Corp.                                                      5,837
   471,572   Berkshire Hathaway, Inc. "B"*                                      52,778
    66,842   Chubb Corp.                                                         5,658
    38,431   Cincinnati Financial Corp.                                          1,764
   143,581   Progressive Corp.                                                   3,650
    97,253   Travelers Companies, Inc.                                           7,772
    75,052   XL Group plc                                                        2,276
                                                                            ----------
                                                                                87,618
                                                                            ----------
             REAL ESTATE SERVICES (0.0%)
    77,590   CBRE Group, Inc.*                                                   1,812
                                                                            ----------
             REGIONAL BANKS (1.0%)
   180,979   BB&T Corp.                                                          6,132
   225,713   Fifth Third Bancorp                                                 4,074
   218,318   Huntington Bancshares, Inc.                                         1,720
   238,456   KeyCorp                                                             2,633
    31,842   M&T Bank Corp.                                                      3,558
   136,540   PNC Financial Services Group, Inc.                                  9,957
   362,477   Regions Financial Corp.                                             3,454
   139,823   SunTrust Banks, Inc.                                                4,414
    48,459   Zions Bancorp                                                       1,400
                                                                            ----------
                                                                                37,342
                                                                            ----------
             REITs - DIVERSIFIED (0.1%)
    44,049   Vornado Realty Trust                                                3,649
                                                                            ----------
             REITs - INDUSTRIAL (0.1%)
   128,879   Prologis, Inc.                                                      4,861
                                                                            ----------
             REITs - OFFICE (0.1%)
    39,120   Boston Properties, Inc.                                             4,126
                                                                            ----------
             REITs - RESIDENTIAL (0.3%)
    37,405   Apartment Investment & Management Co. "A"                           1,124
    31,334   AvalonBay Communities, Inc.                                         4,227

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    82,925   Equity Residential Properties Trust                            $    4,814
                                                                            ----------
                                                                                10,165
                                                                            ----------
             REITs - RETAIL (0.5%)
   106,749   Kimco Realty Corp.                                                  2,288
    35,412   The Macerich Company                                                2,159
    80,390   Simon Property Group, Inc.                                         12,695
                                                                            ----------
                                                                                17,142
                                                                            ----------
             REITs - SPECIALIZED (1.0%)
   101,969   American Tower Corp.                                                7,461
   117,029   HCP, Inc.                                                           5,318
    73,581   Health Care REIT, Inc.                                              4,932
   192,794   Host Hotels & Resorts, Inc.                                         3,253
    42,315   Plum Creek Timber Co., Inc.                                         1,975
    37,285   Public Storage                                                      5,717
    75,828   Ventas, Inc.                                                        5,267
   141,325   Weyerhaeuser Co.                                                    4,026
                                                                            ----------
                                                                                37,949
                                                                            ----------
             SPECIALIZED FINANCE (0.5%)
    79,284   CME Group, Inc.                                                     6,024
    18,681   IntercontinentalExchange, Inc.*                                     3,321
    70,840   McGraw-Hill Companies, Inc.                                         3,768
    50,082   Moody's Corp.                                                       3,052
    30,260   Nasdaq OMX Group, Inc.                                                992
    62,276   NYSE Euronext                                                       2,578
                                                                            ----------
                                                                                19,735
                                                                            ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   121,994   Hudson City Bancorp, Inc.                                           1,117
    88,108   People's United Financial, Inc.                                     1,313
                                                                            ----------
                                                                                 2,430
                                                                            ----------
             Total Financials                                                  616,002
                                                                            ----------
             HEALTH CARE (12.5%)
             -------------------
             BIOTECHNOLOGY (2.0%)
    50,574   Alexion Pharmaceuticals, Inc.*                                      4,665
   193,773   Amgen, Inc.                                                        19,118
    61,330   Biogen Idec, Inc.*                                                 13,198
   107,914   Celgene Corp.*                                                     12,616
   394,095   Gilead Sciences, Inc.*                                             20,182
    19,699   Regeneron Parmaceuticals, Inc.*                                     4,430
                                                                            ----------
                                                                                74,209
                                                                            ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             HEALTH CARE DISTRIBUTORS (0.4%)
    59,342   AmerisourceBergen Corp.                                        $    3,313
    88,477   Cardinal Health, Inc.                                               4,176
    58,631   McKesson Corp.                                                      6,713
    21,752   Patterson Companies, Inc.                                             818
                                                                            ----------
                                                                                15,020
                                                                            ----------
             HEALTH CARE EQUIPMENT (2.1%)
   403,010   Abbott Laboratories                                                14,057
   140,179   Baxter International, Inc.                                          9,710
    50,009   Becton, Dickinson & Co.                                             4,942
   347,331   Boston Scientific Corp.*                                            3,220
    19,503   C.R. Bard, Inc.                                                     2,120
    56,267   Carefusion Corp.*                                                   2,073
   121,624   Covidien plc                                                        7,643
    28,952   Edwards Lifesciences Corp.*                                         1,946
    10,344   Intuitive Surgical, Inc.*                                           5,240
   260,995   Medtronic, Inc.                                                    13,433
    72,923   St. Jude Medical, Inc.                                              3,328
    74,211   Stryker Corp.                                                       4,800
    28,178   Varian Medical Systems, Inc.*                                       1,901
    43,666   Zimmer Holdings, Inc.                                               3,272
                                                                            ----------
                                                                                77,685
                                                                            ----------
             HEALTH CARE FACILITIES (0.0%)
    26,389   Tenet Healthcare Corp.*                                             1,217
                                                                            ----------
             HEALTH CARE SERVICES (0.5%)
    21,839   DaVita, Inc.*                                                       2,638
   211,017   Express Scripts Holding Company*                                   13,018
    23,812   Laboratory Corp. of America Holdings*                               2,383
    40,803   Quest Diagnostics, Inc.                                             2,474
                                                                            ----------
                                                                                20,513
                                                                            ----------
             HEALTH CARE SUPPLIES (0.1%)
    37,184   DENTSPLY International, Inc.                                        1,523
                                                                            ----------
             HEALTH CARE TECHNOLOGY (0.1%)
    37,959   Cerner Corp.*                                                       3,647
                                                                            ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    89,426   Agilent Technologies, Inc.                                          3,824
    44,657   Life Technologies Corp.*                                            3,305
    29,129   PerkinElmer, Inc.                                                     947
    92,739   Thermo Fisher Scientific, Inc.                                      7,848
    22,240   Waters Corp.*                                                       2,225
                                                                            ----------
                                                                                18,149
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (1.0%)
    97,373   Aetna, Inc.                                                    $    6,187
    74,009   CIGNA Corp.                                                         5,365
    40,540   Humana, Inc.                                                        3,421
   263,498   UnitedHealth Group, Inc.                                           17,254
    77,731   WellPoint, Inc.                                                     6,361
                                                                            ----------
                                                                                38,588
                                                                            ----------
             PHARMACEUTICALS (5.8%)
   409,254   AbbVie, Inc.                                                       16,918
    33,145   Actavis, Inc.*                                                      4,183
    76,598   Allergan, Inc.                                                      6,453
   424,478   Bristol-Myers Squibb Co.                                           18,970
   256,079   Eli Lilly and Co.                                                  12,579
    61,191   Forest Laboratories, Inc.*                                          2,509
    42,208   Hospira, Inc.*                                                      1,617
   725,786   Johnson & Johnson                                                  62,316
   780,362   Merck & Co., Inc.                                                  36,248
    98,431   Mylan, Inc.*                                                        3,054
    22,970   Perrigo Co.                                                         2,779
 1,719,062   Pfizer, Inc.(f)                                                    48,151
   132,916   Zoetis, Inc.                                                        4,106
                                                                            ----------
                                                                               219,883
                                                                            ----------
             Total Health Care                                                 470,434
                                                                            ----------
             INDUSTRIALS (10.0%)
             -------------------
             AEROSPACE & DEFENSE (2.5%)
   176,476   Boeing Co.                                                         18,078
    85,746   General Dynamics Corp.                                              6,717
   203,340   Honeywell International, Inc.                                      16,133
    23,258   L-3 Communications Holdings, Inc.                                   1,994
    68,947   Lockheed Martin Corp.                                               7,478
    60,552   Northrop Grumman Corp.                                              5,014
    37,814   Precision Castparts Corp.                                           8,546
    84,273   Raytheon Co.                                                        5,572
    35,213   Rockwell Collins, Inc.                                              2,233
    71,880   Textron, Inc.                                                       1,872
   218,605   United Technologies Corp.                                          20,317
                                                                            ----------
                                                                                93,954
                                                                            ----------
             AIR FREIGHT & LOGISTICS (0.7%)
   41,772    C.H. Robinson Worldwide, Inc.                                       2,352
   53,056    Expeditors International of Washington, Inc.                        2,017
   76,188    FedEx Corp.                                                         7,510

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   183,658   United Parcel Service, Inc. "B"                                $   15,883
                                                                            ----------
                                                                                27,762
                                                                            ----------
             AIRLINES (0.1%)
   186,628   Southwest Airlines Co.                                              2,406
                                                                            ----------
             BUILDING PRODUCTS (0.0%)
    91,546   Masco Corp.                                                         1,784
                                                                            ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    41,802   Fluor Corp.                                                         2,479
    33,858   Jacobs Engineering Group, Inc.*                                     1,867
    55,397   Quanta Services, Inc.*                                              1,466
                                                                            ----------
                                                                                 5,812
                                                                            ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   170,002   Caterpillar, Inc.                                                  14,024
    45,410   Cummins, Inc.                                                       4,925
   100,059   Deere & Co.                                                         8,130
    27,137   Joy Global, Inc.                                                    1,317
    91,266   PACCAR, Inc.                                                        4,897
                                                                            ----------
                                                                                33,293
                                                                            ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    26,613   Cintas Corp.                                                        1,212
    43,578   Iron Mountain, Inc.                                                 1,160
                                                                            ----------
                                                                                 2,372
                                                                            ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   122,310   Eaton Corp. plc                                                     8,049
   185,669   Emerson Electric Co.                                               10,127
    35,810   Rockwell Automation, Inc.                                           2,977
    25,710   Roper Industries, Inc.                                              3,194
                                                                            ----------
                                                                                24,347
                                                                            ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    76,800   Republic Services, Inc.                                             2,606
    22,174   Stericycle, Inc.*                                                   2,449
   113,088   Waste Management, Inc.                                              4,561
                                                                            ----------
                                                                                 9,616
                                                                            ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    35,856   Robert Half International, Inc.                                     1,192
                                                                            ----------
             INDUSTRIAL CONGLOMERATES (2.4%)
   164,148   3M Co.                                                             17,950
   150,510   Danaher Corp.                                                       9,527
 2,672,422   General Electric Co.                                               61,973
                                                                            ----------
                                                                                89,450
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.8%)
    44,282   Dover Corp.                                                    $    3,439
    37,239   Flowserve Corp.                                                     2,011
   107,083   Illinois Tool Works, Inc.                                           7,407
    71,962   Ingersoll-Rand plc                                                  3,995
    28,600   Pall Corp.                                                          1,900
    38,653   Parker-Hannifin Corp.                                               3,687
    52,723   Pentair, Ltd.                                                       3,042
    15,290   Snap-On, Inc.                                                       1,367
    41,934   Stanley Black & Decker, Inc.                                        3,241
    48,511   Xylem, Inc.                                                         1,307
                                                                            ----------
                                                                                31,396
                                                                            ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
    25,394   Avery Dennison Corp.                                                1,086
    51,949   Pitney Bowes, Inc.                                                    762
                                                                            ----------
                                                                                 1,848
                                                                            ----------
             RAILROADS (0.9%)
   264,153   CSX Corp.                                                           6,126
    28,404   Kansas City Southern                                                3,010
    81,669   Norfolk Southern Corp.                                              5,933
   120,485   Union Pacific Corp.                                                18,588
                                                                            ----------
                                                                                33,657
                                                                            ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    10,550  Dun & Bradstreet Corp.                                               1,028
    30,776  Equifax, Inc.                                                        1,814
                                                                            ----------
                                                                                 2,842
                                                                            ----------
            SECURITY & ALARM SERVICES (0.2%)
    56,591  ADT Corp.                                                            2,255
   120,028  Tyco International Ltd.                                              3,955
                                                                            ----------
                                                                                 6,210
                                                                            ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    70,199  Fastenal Co.                                                         3,219
    15,396  W.W. Grainger, Inc.                                                  3,882
                                                                            ----------
                                                                                 7,101
                                                                            ----------
            TRUCKING (0.0%)
    13,505  Ryder System, Inc.                                                     821
                                                                            ----------
            Total Industrials                                                  375,863
                                                                            ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (17.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.5%)
   129,758   Adobe Systems, Inc.*                                           $    5,912
    57,954   Autodesk, Inc.*                                                     1,967
    48,781   Citrix Systems, Inc.*                                               2,943
    72,522   Intuit, Inc.                                                        4,426
   140,288   salesforce.com, Inc.*                                               5,356
                                                                            ----------
                                                                                20,604
                                                                            ----------
             COMMUNICATIONS EQUIPMENT (1.9%)
 1,381,227   Cisco Systems, Inc.                                                33,578
    20,303   F5 Networks, Inc.*                                                  1,397
    28,588   Harris Corp.                                                        1,408
    62,277   JDS Uniphase Corp.*                                                   895
   129,808   Juniper Networks, Inc.*                                             2,507
    70,242   Motorola Solutions, Inc.                                            4,055
   446,570   QUALCOMM, Inc.                                                     27,276
                                                                            ----------
                                                                                71,116
                                                                            ----------
             COMPUTER HARDWARE (3.0%)
   242,582   Apple, Inc.(f)                                                     96,082
   379,706   Dell, Inc.                                                          5,069
   498,434   Hewlett-Packard Co.                                                12,361
                                                                            ----------
                                                                               113,512
                                                                            ----------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   543,592   EMC Corp.                                                          12,840
    93,133   NetApp, Inc.*                                                       3,518
    62,931   SanDisk Corp.*                                                      3,845
    82,357   Seagate Technology plc                                              3,692
    55,000   Western Digital Corp.                                               3,415
                                                                            ----------
                                                                                27,310
                                                                            ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   125,412   Automatic Data Processing, Inc.                                     8,636
    38,621   Computer Sciences Corp.                                             1,690
    75,608   Fidelity National Information Services, Inc.                        3,239
    34,150   Fiserv, Inc.*                                                       2,985
    27,027   MasterCard, Inc. "A"                                               15,527
    84,186   Paychex, Inc.                                                       3,075
    41,090   Total System Services, Inc.                                         1,006
   130,989   Visa, Inc. "A"                                                     23,938
   143,680   Western Union Co.                                                   2,458
                                                                            ----------
                                                                                62,554
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.2%)
    41,011   Amphenol Corp. "A"                                             $    3,197
   379,973   Corning, Inc.                                                       5,407
                                                                            ----------
                                                                                 8,604
                                                                            ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    35,860   FLIR Systems, Inc.                                                    967
                                                                            ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    47,976   Jabil Circuit, Inc.                                                   978
    35,030   Molex, Inc.                                                         1,028
   107,344   TE Connectivity Ltd.                                                4,888
                                                                            ----------
                                                                                 6,894
                                                                            ----------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    77,400   Electronic Arts, Inc.*                                              1,778
                                                                            ----------
             INTERNET SOFTWARE & SERVICES (2.3%)
    45,590   Akamai Technologies, Inc.*                                          1,940
   301,882   eBay, Inc.*                                                        15,613
    69,450   Google, Inc. "A"*                                                  61,142
    38,750   VeriSign, Inc.*                                                     1,730
   246,227   Yahoo!, Inc.*                                                       6,183
                                                                            ----------
                                                                                86,608
                                                                            ----------
             IT CONSULTING & OTHER SERVICES (1.9%)
   168,020   Accenture plc "A"                                                  12,091
    77,796   Cognizant Technology Solutions Corp. "A"*                           4,871
   269,367   International Business Machines Corp.                              51,479
    72,799   SAIC, Inc.                                                          1,014
    42,487   Teradata Corp.*                                                     2,134
                                                                            ----------
                                                                                71,589
                                                                            ----------
             OFFICE ELECTRONICS (0.1%)
   315,545   Xerox Corp.                                                         2,862
                                                                            ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   311,235   Applied Materials, Inc.                                             4,640
    42,754   KLA-Tencor Corp.                                                    2,383
    41,894   Lam Research Corp.*                                                 1,858
    48,916   Teradyne, Inc.*                                                       859
                                                                            ----------
                                                                                 9,740
                                                                            ----------
             SEMICONDUCTORS (1.8%)
   155,910   Advanced Micro Devices, Inc.*                                         636
    82,642   Altera Corp.                                                        2,726
    80,163   Analog Devices, Inc.                                                3,612
   134,959   Broadcom Corp. "A"                                                  4,556

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    17,165   First Solar, Inc.*                                             $      768
 1,284,775   Intel Corp.                                                        31,117
    60,134   Linear Technology Corp.                                             2,215
   145,375   LSI Corp.*                                                          1,038
    51,529   Microchip Technology, Inc.                                          1,920
   266,300   Micron Technology, Inc.*                                            3,816
   149,495   NVIDIA Corp.                                                        2,098
   286,688   Texas Instruments, Inc.                                             9,997
    68,387   Xilinx, Inc.                                                        2,709
                                                                            ----------
                                                                                67,208
                                                                            ----------
             SYSTEMS SOFTWARE (2.8%)
    33,971   BMC Software, Inc.*                                                 1,534
    85,226   CA, Inc.                                                            2,440
 1,942,152   Microsoft Corp.(f)                                                 67,063
   949,579   Oracle Corp.                                                       29,171
    49,545   Red Hat, Inc.*                                                      2,369
   180,081   Symantec Corp.                                                      4,046
                                                                            ----------
                                                                               106,623
                                                                            ----------
             Total Information Technology                                      657,969
                                                                            ----------
             MATERIALS (3.2%)
             ----------------
             ALUMINUM (0.1%)
   273,870   Alcoa, Inc.                                                         2,142
                                                                            ----------
             COMMODITY CHEMICALS (0.2%)
    98,063   LyondellBasell Industries NV                                        6,498
                                                                            ----------
             CONSTRUCTION MATERIALS (0.0%)
    34,042   Vulcan Materials Co.                                                1,648
                                                                            ----------
             DIVERSIFIED CHEMICALS (0.9%)
   312,673   Dow Chemical Co.                                                   10,059
   237,908   E.I. du Pont de Nemours & Co.                                      12,490
    39,939   Eastman Chemical Co.                                                2,796
    34,916   FMC Corp.                                                           2,132
    36,709   PPG Industries, Inc.                                                5,374
                                                                            ----------
                                                                                32,851
                                                                            ----------
             DIVERSIFIED METALS & MINING (0.2%)
   267,610   Freeport-McMoRan Copper & Gold, Inc.                                7,389
                                                                            ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    15,332   CF Industries Holdings, Inc.                                        2,629
   138,113   Monsanto Co.                                                       13,646
    71,730   Mosaic Co.                                                          3,860
                                                                            ----------
                                                                                20,135
                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             GOLD (0.1%)
   128,473   Newmont Mining Corp.                                           $    3,848
                                                                            ----------
             INDUSTRIAL GASES (0.4%)
    54,049   Air Products & Chemicals, Inc.                                      4,949
    17,028   Airgas, Inc.                                                        1,625
    76,464   Praxair, Inc.                                                       8,806
                                                                            ----------
                                                                                15,380
                                                                            ----------
             METAL & GLASS CONTAINERS (0.1%)
    38,623   Ball Corp.                                                          1,604
    41,739   Owens-Illinois, Inc.*                                               1,160
                                                                            ----------
                                                                                 2,764
                                                                            ----------
             PAPER PACKAGING (0.1%)
    27,127   Bemis Co., Inc.                                                     1,062
    45,312   MeadWestvaco Corp.                                                  1,545
    50,015   Sealed Air Corp.                                                    1,198
                                                                            ----------
                                                                                 3,805
                                                                            ----------
             PAPER PRODUCTS (0.1%)
   115,004   International Paper Co.                                             5,096
                                                                            ----------
             SPECIALTY CHEMICALS (0.4%)
    69,008   Ecolab, Inc.                                                        5,879
    21,350   International Flavors & Fragrances, Inc.                            1,605
    22,135   Sherwin-Williams Co.                                                3,909
    30,955   Sigma-Aldrich Corp.                                                 2,487
                                                                            ----------
                                                                                13,880
                                                                            ----------
             STEEL (0.1%)
    27,990   Allegheny Technologies, Inc.                                          737
    39,192   Cliffs Natural Resources, Inc.                                        637
    82,719   Nucor Corp.                                                         3,583
    36,743   United States Steel Corp.                                             644
                                                                            ----------
                                                                                 5,601
                                                                            ----------
             Total Materials                                                   121,037
                                                                            ----------
             TELECOMMUNICATION SERVICES (2.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
 1,390,377   AT&T, Inc.(f)                                                      49,219
   157,407   CenturyLink, Inc.                                                   5,564
   264,094   Frontier Communications Corp.                                       1,070
   739,378   Verizon Communications, Inc.                                       37,220
   150,371   Windstream Corp.                                                    1,160
                                                                            ----------
                                                                                94,233
                                                                            ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    75,846   Crown Castle International Corp.*                              $    5,491
   777,831   Sprint Nextel Corp.*                                                5,460
                                                                            ----------
                                                                                10,951
                                                                            ----------
             Total Telecommunication Services                                  105,184
                                                                            ----------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
   125,395   American Electric Power Co., Inc.                                   5,615
    84,625   Edison International                                                4,076
    46,253   Entergy Corp.                                                       3,223
   220,376   Exelon Corp.                                                        6,805
   108,448   FirstEnergy Corp.                                                   4,050
   109,698   NextEra Energy, Inc.                                                8,938
    81,820   Northeast Utilities                                                 3,438
    64,072   Pepco Holdings, Inc.                                                1,292
    28,089   Pinnacle West Capital Corp.                                         1,558
   152,946   PPL Corp.                                                           4,628
   225,102   Southern Co.                                                        9,934
   128,479   Xcel Energy, Inc.                                                   3,641
                                                                            ----------
                                                                                57,198
                                                                            ----------
             GAS UTILITIES (0.1%)
    30,059   AGL Resources, Inc.                                                 1,288
    53,424   ONEOK, Inc.                                                         2,207
                                                                            ----------
                                                                                 3,495
                                                                            ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   159,243   AES Corp.                                                           1,909
    82,492   NRG Energy, Inc.                                                    2,203
                                                                            ----------
                                                                                 4,112
                                                                            ----------
             MULTI-UTILITIES (1.6%)
    62,350   Ameren Corp.                                                        2,147
   111,483   CenterPoint Energy, Inc.                                            2,619
    69,463   CMS Energy Corp.                                                    1,887
    75,883   Consolidated Edison, Inc.                                           4,425
   148,843   Dominion Resources, Inc.                                            8,457
    44,718   DTE Energy Co.                                                      2,997
   182,683   Duke Energy Corp.                                                  12,331
    20,638   Integrys Energy Group, Inc.                                         1,208
    81,147   NiSource, Inc.                                                      2,324
   114,220   PG&E Corp.                                                          5,223
   131,228   Public Service Enterprise Group, Inc.                               4,286
    35,741   SCANA Corp.                                                         1,755

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------
                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    58,286   Sempra Energy                                                  $    4,765
    51,502   TECO Energy, Inc.                                                     885
    59,297   Wisconsin Energy Corp.                                              2,431
                                                                            ----------
                                                                                57,740
                                                                            ----------
             Total Utilities                                                   122,545
                                                                            ----------
             Total Common Stocks (cost: $2,628,786)                          3,697,652
                                                                            ----------

             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUND (1.7%)
62,690,218   Northern Institutional Funds - Diversified Assets
               Portfolio, 0.01%(a),(d)                                          62,690
                                                                            ----------

--------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.1%)
    $4,909   0.08%, 10/17/13(b),(e)                                              4,909
                                                                            ----------
             Total Money Market Instruments (cost: $67,599)                     67,599
                                                                            ----------

             TOTAL INVESTMENTS (COST: $2,696,385)                           $3,765,251
                                                                            ==========

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                    IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
                                 FOR IDENTICAL ASSETS                INPUTS           INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $3,697,652                    $-               $-     $3,697,652
Money Market Instruments:
  Money Market Fund                            62,690                     -                -         62,690
  U.S. Treasury Bills                           4,909                     -                -          4,909
Other financial instruments*                     (502)                    -                -           (502)
-----------------------------------------------------------------------------------------------------------
Total                                      $3,764,749                    $-               $-     $3,764,749
-----------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period ended June 30, 2013, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

-------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c)  Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
         (NTI), which is the subadviser of the Fund.

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

    (e) Security with a value of $4,909,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2013, as shown in the following table:

                                                                    VALUE AT
                                                                    JUNE 30,      UNREALIZED
TYPE OF FUTURE            EXPIRATION      CONTRACTS    POSITION       2013       DEPRECIATION
---------------------------------------------------------------------------------------------
E-mini S&P 500
  Index Futures         September 20, 2013   891         Long     $71,249,000      ($502,000)

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,696,385)         $3,765,251
  Receivables:
    Capital shares sold                                                        2,364
    USAA Asset Management Company (Note 6D)                                      746
    Dividends and interest                                                     4,573
    Securities sold                                                              459
    Other                                                                          7
                                                                          ----------
      Total assets                                                         3,773,400
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                         728
    Capital shares redeemed                                                    1,653
  Variation margin on futures contracts                                          324
  Accrued management fees                                                        291
  Accrued administration and servicing fees                                       18
  Accrued transfer agent's fees                                                   38
  Other accrued expenses and payables                                             54
                                                                          ----------
      Total liabilities                                                        3,106
                                                                          ----------
        Net assets applicable to capital shares outstanding               $3,770,294
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,714,123
  Accumulated undistributed net investment income                              1,240
  Accumulated net realized loss on investments and futures transactions      (13,433)
  Net unrealized appreciation of investments and futures contracts         1,068,364
                                                                          ----------
        Net assets applicable to capital shares outstanding               $3,770,294
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
   Member Shares (net assets of $2,299,282/100,343 shares outstanding)    $    22.91
                                                                          ==========
   Reward Shares (net assets of $1,471,012/64,189 shares outstanding)     $    22.92
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                           $ 38,380
                                                                      --------
EXPENSES
  Management fees                                                        1,770
  Administration and servicing fees:
    Member Shares                                                          665
    Reward Shares                                                          397
  Transfer agent's fees:
    Member Shares                                                        1,352
    Reward Shares                                                          241
  Custody and accounting fees:
    Member Shares                                                           12
    Reward Shares                                                            7
  Postage:
    Member Shares                                                           68
    Reward Shares                                                            2
  Shareholder reporting fees:
    Member Shares                                                           46
    Reward Shares                                                            2
  Trustees' fees                                                             6
  Registration fees:
    Member Shares                                                           25
    Reward Shares                                                           22
  Professional fees                                                        116
  Other                                                                     41
                                                                      --------
      Total expenses                                                     4,772
  Expenses reimbursed:
    Member Shares                                                         (561)
    Reward Shares                                                         (383)
                                                                      --------
      Net expenses                                                       3,828
                                                                      --------
NET INVESTMENT INCOME                                                   34,552
                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                         (4,980)
    Futures transactions                                                 3,881
  Change in net unrealized appreciation/depreciation of:
    Investments                                                        418,370
    Futures contracts                                                     (531)
                                                                      --------
      Net realized and unrealized gain                                 416,740
                                                                      --------
  Increase in net assets resulting from operations                    $451,292
                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

--------------------------------------------------------------------------------

                                                                  6/30/2013      12/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   34,552      $   69,632
  Net realized gain(loss) on investments                             (4,980)        207,580
  Net realized gain on futures transactions                           3,881           4,156
  Change in net unrealized appreciation/depreciation of:
    Investments                                                     418,370         214,452
    Futures contracts                                                  (531)             (3)
                                                                 --------------------------
    Increase in net assets resulting from operations                451,292         495,817
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Member Shares                                                   (20,394)        (43,728)
    Reward Shares                                                   (13,179)        (26,855)
                                                                 --------------------------
    Total distributions of net investment income                    (33,573)        (70,583)
                                                                 --------------------------
  Net realized gains:
    Member Shares                                                         -        (100,264)
    Reward Shares                                                        (2)        (55,636)
                                                                 --------------------------
    Total distributions of net realized gains                            (2)       (155,900)
                                                                 --------------------------
  Distributions to shareholders                                     (33,575)       (226,483)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Member Shares                                                     (82,897)        (11,173)
  Reward Shares                                                     145,683        (253,110)
                                                                 --------------------------
    Total net increase (decrease) in net assets
      from capital share transactions                                62,786        (264,283)
                                                                 --------------------------
  Capital contribution from USAA Transfer Agency
      Company:
      Reward Shares                                                       -               3
                                                                 --------------------------
  Net increase in net assets                                        480,503           5,054
NET ASSETS
  Beginning of period                                             3,289,791       3,284,737
                                                                 --------------------------
  End of period                                                  $3,770,294      $3,289,791
                                                                 ==========================
Accumulated undistributed net investment income:
  End of period                                                  $    1,240      $      261
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

    options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2013* (IN THOUSANDS)

                                 ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                               STATEMENT OF                      STATEMENT OF
                               ASSETS AND                        ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                       LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION          FAIR VALUE      LOCATION         FAIR VALUE
--------------------------------------------------------------------------------------------
Equity contracts                   -                $-           Net unrealized    $(502)**
                                                                 depreciation of
                                                                 investments and
                                                                 futures contracts
--------------------------------------------------------------------------------------------

   *For open derivative instruments as of June 30, 2013, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    The Effect of Derivative Instruments on the Statement of Operations for the Six-month Period Ended June 30, 2013 (in thousands)

                                                                   CHANGE IN
                                                                   UNREALIZED
DERIVATIVES NOT                                   REALIZED         APPRECIATION
ACCOUNTED FOR AS      STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------
Equity contracts      Net realized gain              $3,881            ($531)
                      (loss) on futures
                      transactions/Change
                      in net unrealized
                      appreciation/depreciation
                      of futures contracts
---------------------------------------------------------------------------------

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $11,000, which represents 6.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes. For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $48,887,000 and $39,298,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $1,381,718,000 and $312,852,000, respectively, resulting in net unrealized appreciation of $1,068,866,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED             YEAR ENDED
                                      JUNE 30, 2013         DECEMBER 31, 2012
------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES       AMOUNT
                                  --------------------------------------------
MEMBER SHARES:
Shares sold                         8,593    $ 191,354     12,185    $ 250,575
Shares issued from reinvested
  dividends                           882       19,882      6,927      141,601
Shares redeemed                   (13,184)    (294,133)   (19,549)    (403,349)
                                  --------------------------------------------
Net decrease from capital
  share transactions               (3,709)   $ (82,897)      (437)   $ (11,173)
                                  ============================================
REWARD SHARES:
Shares sold                        10,042    $ 224,404     13,312    $ 274,486
Shares issued from reinvested
  dividends                           559       12,612      3,866       79,124
Shares redeemed                    (4,111)     (91,333)   (29,389)    (606,720)
                                  --------------------------------------------
Net increase (decrease) from
  capital share transactions        6,490    $ 145,683    (12,211)   $(253,110)
                                  ============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred management fees, paid or payable to the Manager, of $1,770,000.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2013, the Manager incurred subadvisory fees, paid or payable to NTI, of $235,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2013, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios. This is not reflected on the Fund's statement of operations due to the settlement of a payable to Lehman Brothers, Inc.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $665,000 and $397,000, respectively.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $52,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2014, to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2013, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $561,000 and $383,000, respectively, of which $746,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2013, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $15,000 and $9,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,352,000 and $241,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund's Reward Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                            OWNERSHIP %
---------------------------------------------------------------------------
USAA Cornerstone Equity Fund                                       0.1
USAA Cornerstone Conservative Fund                                 0.0*
USAA Target Retirement Income Fund                                 0.3
USAA Target Retirement 2020 Fund                                   0.7
USAA Target Retirement 2030 Fund                                   1.5
USAA Target Retirement 2040 Fund                                   1.9
USAA Target Retirement 2050 Fund                                   1.0

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                          PERIOD ENDED
                            JUNE 30,                     YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------
                                2013           2012         2011        2010        2009         2008
                          ---------------------------------------------------------------------------
Net asset value at
  beginning of period     $    20.34     $    18.83   $    18.86  $    16.71  $    13.51   $    21.98
                          ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .21            .41          .39         .30         .30          .39
  Net realized and
   unrealized gain (loss)       2.56           2.54         (.05)       2.15        3.20        (8.47)
                          ---------------------------------------------------------------------------
Total from investment
  operations                    2.77           2.95          .34        2.45        3.50        (8.08)
                          ---------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.20)          (.43)        (.37)       (.30)       (.30)        (.39)
  Realized capital gains           -          (1.01)           -           -           -            -
                          ---------------------------------------------------------------------------
Total distributions             (.20)         (1.44)        (.37)       (.30)       (.30)        (.39)
                          ---------------------------------------------------------------------------
Net asset value at
  end of period           $    22.91     $    20.34   $    18.83  $    18.86  $    16.71   $    13.51
                          ===========================================================================
Total return (%)*              13.65          15.75         1.82       14.81       26.28       (37.13)
Net assets at
  end of period (000)     $2,299,282     $2,116,203   $1,967,983  $2,021,901  $1,831,645   $1,446,160
Ratios to average
  net assets:**
  Expenses (%)(a),(b)            .25(c)         .25          .25         .25         .25          .23
  Expenses, excluding
    reimbursements (%)(b)        .30(c)         .32          .33         .36         .40          .37
  Net investment
    income (%)                  1.88(c)        2.06         2.03        1.75        2.11         2.12
Portfolio turnover (%)             1              4            3           4           5            3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $2,272,003,000.
(a) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their average net assets from October 1, 2004, through April 30, 2008.
(b) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                          PERIOD ENDED
                            JUNE 30,                     YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------
                                2013           2012         2011        2010        2009         2008
                          ---------------------------------------------------------------------------
Net asset value at
  beginning of period     $    20.34     $    18.83   $    18.86  $    16.71    $  13.51     $  21.99
                          ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .22            .43          .40         .33         .32          .41
  Net realized and
   unrealized gain (loss)       2.57           2.54         (.04)       2.15        3.20        (8.48)
                          ---------------------------------------------------------------------------
Total from investment
  operations                    2.79           2.97          .36        2.48        3.52        (8.07)
                          ---------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.21)          (.45)        (.39)       (.33)       (.32)        (.41)
  Realized capital gains           -          (1.01)           -           -           -            -
                          ---------------------------------------------------------------------------
Total distributions             (.21)         (1.46)        (.39)       (.33)       (.32)        (.41)
                          ---------------------------------------------------------------------------
Net asset value at
  end of period           $    22.92     $    20.34   $    18.83  $    18.86    $  16.71     $  13.51
                          ===========================================================================
Total return (%)*              13.75          15.86         1.96       14.99       26.47       (37.07)
Net assets at
  end of period (000)     $1,471,012     $1,173,588   $1,316,754  $1,159,476    $894,035     $697,750
Ratios to average
  net assets:**
  Expenses (%)(a),(b)            .15(c)         .15          .13         .09         .09          .09
  Expenses, excluding
    reimbursements (%)(a)        .21(c)         .27          .24         .24         .23          .21
  Net investment income (%)     1.98(c)        2.15         2.14        1.92        2.26         2.27
Portfolio turnover (%)             1              4            3           4           5            3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $1,359,963,000.
(a) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING               ENDING            DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2013 -
                                  JANUARY 1, 2013        JUNE 30, 2013        JUNE 30, 2013
                                  ------------------------------------------------------------
MEMBER SHARES
Actual                               $1,000.00            $1,136.50               $1.32

Hypothetical
 (5% return before expenses)          1,000.00             1,023.55                1.25

REWARD SHARES
Actual                                1,000.00             1,137.50                0.79

Hypothetical
 (5% return before expenses)          1,000.00             1,024.05                0.75

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 13.65% for Member Shares and 13.75% for Reward Shares for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

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                                                       ADVISORY AGREEMENTS |  51

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Management Agreement. The Board considered the

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52  | USAA S&P 500 INDEX FUND

================================================================================

level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load load retail open-end investment companies in the same investment

================================================================================

                                                       ADVISORY AGREEMENTS |  53

================================================================================

classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2012, and was above the average of its performance universe and below its Lipper index for the five-year period

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54  | USAA S&P 500 INDEX FUND

================================================================================

ended December 31, 2012. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 25% of its performance universe for the one-year period ended December 31, 2012, was in the top 30% of its performance universe for the three-year period ended December 31, 2012, and was in the top 35% of its performance universe for the five-year period ended December 31, 2012, and that the percentile performance ranking for the Fund's Reward Shares was in the top 15% of its performance universe for the one-, three-, and five-year periods ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In

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56  | USAA S&P 500 INDEX FUND

================================================================================

approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability

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                                                       ADVISORY AGREEMENTS |  57

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of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, and five-year periods ended December 31, 2012, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

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58  | USAA S&P 500 INDEX FUND

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.























                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:    08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.